Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

Note 7: Goodwill

The following is a summary of changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011:

Carrying Amount
(In millions)
Balance at January 1, 2011	$73.7
Acquisitions and adjustments to purchase price	24.7
Impairment charge	(1.5)
Changes due to foreign currency translation	(0.2)

Balance at December 31, 2011	$96.7
Acquisitions	0.2
Changes due to foreign currency translation	0.1

Balance at December 31, 2012	$97.0

In 2011, the Company recognized $25.1 million of goodwill related to the Turret acquisition, of which, $7.9 million is deductible for income tax purposes. The Company made purchase price adjustments of $0.4 million during the year ended December 31, 2011.

In 2012, the Company recognized $0.2 million of goodwill related to the Acofran acquisition, which is not deductible for income tax purposes.

As a result of our 2011 annual goodwill impairment test, the Company concluded that the carrying value of one of its reporting units exceeded its fair value. As required by the second step of the impairment test, the Company performed an allocation of the fair value to all the assets and liabilities of the reporting unit, including identifiable intangible assets, based on their fair values, to determine the implied fair value of goodwill. Accordingly, the Company recorded a goodwill impairment charge of $1.5 million in 2011 for the difference between the carrying value of the goodwill in the reporting unit and its implied fair value. The impairment resulted from a combination of factors, including the global economic downturn, a decline in margins for the reporting unit, which led to reductions in the Company’s projected operating results and estimated future cash flows related to the reporting unit in future periods The fair values of the Company’s other reporting units exceeded their estimated carrying values and therefore goodwill in those reporting units was not impaired. The fair values of the reporting units were estimated using an average of a market approach and an income approach as this combination is deemed to be the most indicative of our fair value in an orderly transaction between market participants and is consistent with the methodology used for the goodwill impairment test in the prior year.

Based on our October 1, 2012 annual goodwill impairment test, we have determined there was no impairment in 2012.